GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 9,157,767		$ 9,157,767		$ 1,932,194	$ 4,908,051	$ 1,932,194
Working capital deficit					610,897	610,897	610,897
Cash and cash equivalents	510,797		510,797		315,788	11,012	315,788
Net loss	$ 2,088,425	$ 1,231,491	$ 3,060,087	$ 2,026,766	$ 1,932,194	$ 2,975,857	$ 1,932,194